FINANCE COSTS- Disclosure of finance income (cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Finance Costs [Line Items]
Finance costs	$ 602	$ 211
Accretion on provision for reclamation and rehabilitation [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	208	150
Interest on loans [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	301	0
Interest on lease liabilities [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	93	0
Other financing costs [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	$ 0	$ 61